Branch Closure and Consolidation Activities (Tables)	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Transactions and Acquisition Integration Plans
Activity for Liability Balances Included in Other Current Liabilities and Other Liabilities

The following table presents the activity for the liability balances, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets (amounts in millions):

Balance – January 29, 2012	$40
Non-cash reduction	(2)
Cash payments	(9)
Other	(1)

Balance – October 28, 2012	$28

The following table presents the activity for the liability balance, included in Other current liabilities and Other liabilities, related to closure and consolidation activities under the Transactions and Acquisition Integration plans (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Balance – February 1, 2009	$5	$97	$3	$105

Charges, net of reductions	7	(3)	1	5
Cash payments	(12)	(28)	(4)	(44)
Effects of exchange rates	—	1	—	1
Other	—	(8)	—	(8)

Balance – January 31, 2010	$—	$59	$—	$59

Charges, net of reductions	—	2	—	2
Cash payments	—	(18)	—	(18)
Other	—	1	—	1

Balance – January 30, 2011	$—	$44	$—	$44

Cash payments	—	(12)	—	(12)

Balance – January 29, 2012	$—	$32	$—	$32

Restructuring Fiscal 2009 Plan
Activity for Liability Balances Included in Other Current Liabilities and Other Liabilities

The following table presents the activity for the liability balance, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets, related to closure and consolidation activities under the Fiscal 2009 Plan (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Charges	$5	$7	$2	$14
Cash payments	(2)	—	—	(2)

Balance – January 31, 2010	$3	$7	$2	$12

Charges	2	2	2	6
Cash payments	(4)	(3)	(2)	(9)
Other	(1)	1	—	—

Balance – January 30, 2011	$—	$7	$2	$9

Charges, net of reductions	—	2	—	2
Cash payments	—	(1)	(2)	(3)
Other	—	—	—	—

Balance – January 29, 2012	$—	$8	$—	$8